Warrants	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Warrants and Rights Note Disclosure [Abstract]
Warrants
Warrants

May Investor Warrant

We granted warrants (the "May Investor Warrants") to the May Investors on January 30, 2009 under anti-dilution provisions applicable to certain investors (the "May Investors") in our May 2008 private placement capital raise.

For the six months ended June 30, 2016, there were no May Investor Warrants exercised. The May Investors held warrants to purchase 615,962 shares at an exercise price of $10.00 at June 30, 2016.

The May Investor Warrants do not meet the definition of a contract that is indexed to our own stock under U.S. GAAP. Therefore, the May Investor Warrants are classified as "other liabilities" on the Consolidated Statements of Financial Condition and are measured at fair value. Warrant liabilities are valued using a binomial lattice model and are classified within Level 2 of the valuation hierarchy. Significant observable inputs include share price, expected volatility, a risk free rate and an expected life.

At June 30, 2016 and December 31, 2015, the liability from May Investors Warrants amounted to $9 million and $8 million, respectively. Warrant liabilities are reported in "other liabilities" on the Consolidated Statements of Financial Condition. See Note 18 of the Notes to the Consolidated Financial Statements, herein, for further recurring fair value disclosures. The warrants are accounted for under the equity method.

TARP Warrant

On January 30, 2009, we sold to the U.S. Treasury 266,657 shares of Series C fixed rate cumulative non-convertible perpetual preferred stock ("Series C Preferred Stock") and a warrant to purchase up to approximately 645,138 shares of Common Stock at an exercise price of $62.00 per share (the "Warrant") for $267 million. The Series C Preferred Stock qualifies as Tier 1 capital and currently pays cumulative dividends quarterly at a rate of 9 percent per annum. The Warrant is exercisable through 2019 and will remain outstanding subsequent to the redemption of TARP, see further information in Note 21 of the Notes to the Consolidated Financial Statements, herein.

Warrants

May Investor Warrant

The Company granted warrants (the "May Investor Warrants") to the May Investors on January 30, 2009 under anti-dilution provisions applicable to certain investors (the "May Investors") in the Company’s May 2008 private placement capital raise.

For the year ended December 31, 2015, 72,945 May Investor Warrants were exercised resulting in the issuance of, 42,101 shares of Common Stock. The May Investors held warrants to purchase 615,962 shares at an exercise price of $10.00 at December 31, 2015.

The May Investor Warrants do not meet the definition of a contract that is indexed to the Company’s own stock under U.S. GAAP. Therefore, the May Investor Warrants are classified as "other liabilities" on the Consolidated Statements of Financial Condition and are measured at fair value. Warrant liabilities are valued using a binomial lattice model and are classified within Level 2 of the valuation hierarchy. Significant observable inputs include share price, expected volatility, a risk free rate and an expected life.

At December 31, 2015 and 2014, the liability from May Investors Warrants amounted to $8 million and $6 million, respectively. Warrant liabilities are reported in "other liabilities" on the Consolidated Statements of Financial Condition. See Note 24 of the Notes to the Consolidated Financial Statements, herein, for additional recurring fair value disclosures.

TARP Warrant

A warrant associated with Series C fixed rate cumulative non-convertible perpetual preferred stock ("Series C Preferred Stock") to purchase up to 645,138 shares of Common Stock remains outstanding through December 2019 at an exercise price of $62.00 per share.

The Company's Series C Preferred Stock was issued under the Troubled Asset Relief Program ("TARP") Capital Purchase Program. The U.S. government subsequently sold the Series C Preferred Stock to an unrelated third-party. The Company has deferred $86 million of dividend payments, which is not reflected in the Consolidated Financial Statements until paid.